Note 16 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property, plant and equipment	€ 9,404	€ 9,046
Property plant and equipment for own use	8,494	8,295
tangible assets leased out under an operating lease	910	751
Investment property	(245)	(207)
Tangible assets	9,650	9,253
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,600	6,405
Construction in progress [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	164	199
2590 Miscellaneous Furniture and Fixtures [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,672	6,424
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	2,376	2,212
Investment property	(211)	(238)
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
tangible assets leased out under an operating lease	974	800
Accumulated depreciation and amortisation [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(7,149)	(6,738)
tangible assets leased out under an operating lease	(64)	(49)
Investment property	(93)	(110)
Accumulated impairment [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(170)	(206)
Investment property	(77)	(76)
Building rental [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	(204)	(154)
Other [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	€ (1)	€ (1)